Subsequent Events - Schedule of Repayments on Bank Borrowings (Details) - 12 months ended Dec. 31, 2008 - Repayments on bank borrowings [Member]	USD ($)	CNY (¥)
Schedule of Repayments on Bank Borrowings [Line Items]
Borrowings amount	$ 5,426,779	¥ 37,950,000
Jiangsu Huadong [Member] | Jiangsu Yangzhou Rural Commercial Bank [Member]
Schedule of Repayments on Bank Borrowings [Line Items]
Company	Jiangsu Huadong	Jiangsu Huadong
Rate	2.46%	2.46%
Repayment Date	Jan. 12, 2026	Jan. 12, 2026
Collateral/Security	Jiangsu Yada, Mr. Yongjun Liu	Jiangsu Yada, Mr. Yongjun Liu
Borrowings amount	$ 1,429,981	¥ 10,000,000
Jiangsu Huadong [Member] | Bank of Communications [Member]
Schedule of Repayments on Bank Borrowings [Line Items]
Company	Jiangsu Huadong	Jiangsu Huadong
Rate	2.25%	2.25%
Repayment Date	Jan. 28, 2026	Jan. 28, 2026
Collateral/Security	N/A	N/A
Borrowings amount	$ 714,990	¥ 5,000,000
Jiangsu Huadong [Member] | Bank of China [Member]
Schedule of Repayments on Bank Borrowings [Line Items]
Company	Jiangsu Huadong	Jiangsu Huadong
Rate	2.40%	2.40%
Repayment Date	Mar. 04, 2026	Mar. 04, 2026
Collateral/Security	Mr. Yongjun Liu, Ms. Yin Liu	Mr. Yongjun Liu, Ms. Yin Liu
Borrowings amount	$ 707,841	¥ 4,950,000
Yangzhou Huada [Member] | Bank of Communications [Member]
Schedule of Repayments on Bank Borrowings [Line Items]
Company	Yangzhou Huada	Yangzhou Huada
Rate	2.50%	2.50%
Repayment Date	Jan. 27, 2026	Jan. 27, 2026
Collateral/Security	N/A	N/A
Borrowings amount	$ 428,994	¥ 3,000,000
Yangzhou Huada [Member] | China Zhe Shang Bank [Member]
Schedule of Repayments on Bank Borrowings [Line Items]
Company	Yangzhou Huada	Yangzhou Huada
Rate	2.11%	2.11%
Repayment Date	Mar. 18, 2026	Mar. 18, 2026
Collateral/Security	N/A	N/A
Borrowings amount	$ 714,990	¥ 5,000,000
Jiangsu Yada [Member] | Agricultural Bank of China [Member]
Schedule of Repayments on Bank Borrowings [Line Items]
Company	Jiangsu Yada	Jiangsu Yada
Rate	2.35%	2.35%
Repayment Date	Apr. 08, 2026	Apr. 08, 2026
Collateral/Security	N/A	N/A
Borrowings amount	$ 1,429,983	¥ 10,000,000